S000082203 [Member] Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	29.73%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	7.99%
iShares LifePath Target Date 2045 ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.56%	21.69%
Performance Inception Date		Oct. 17, 2023
iShares LifePath Target Date 2045 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.04%	21.02%
iShares LifePath Target Date 2045 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	16.51%